UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich

   Title:                 COO

   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich            New York, NY               05/15/2012
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)                (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 79

Form 13F Information Value Total (thousands):     $140,549


List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
Alexander & Baldwin Inc    COM               014482103     2021      41720  SH            Sole                26560           15160
Altria Group Inc           COM               02209s103      377      12210  SH            Sole                12210
Amdocs Ltd                 COM               g02602103     3635     115100  SH            Sole                75400           39700
AOL Inc                    COM               00184x105     5219     275110  SH            Sole               199910           75200
Babcock & Wilcox Co        COM               05615f102     2556      99245  SH            Sole                62845           36400
Bank Montreal Que          COM               063671101      381       6420  SH            Sole                 6420
BCE Inc                    COM               05534b760      386       9640  SH            Sole                 9640
Bio Rad Laboratories
  Inc Cl A                 COM               090572207     3930      37900  SH            Sole                24200           13700
BMC Software Inc           COM               055921100     3647      90810  SH            Sole                57910           32900
BP PLC                     Sp ADR            055622104      253       5626  SH            Sole                 5626
Brinks Co                  COM               109696104     2348      98370  SH            Sole                62570           35800
CA Inc                     COM               12673p105      266       9650  SH            Sole                 9650
Canon Inc                  ADR               138006309      277       5810  SH            Sole                 5810
Caterpillar Inc            COM               149123101     1372   12879.27  SH            Sole             12879.27
Chemed Corp                COM               16359r103     4037      64400  SH            Sole                41000           23400
Chevron Corp               COM               166764100     3695   34464.47  SH            Sole             34464.47
Collectors Universe Inc    COM               19421r200      252      14610  SH            Sole                14610
Computer Sciences Corp     COM               205363104     4777     159540  SH            Sole               108740           50800
ConocoPhillips             COM               20825c104      363       4780  SH            Sole                 4780
Consolidated Edison Inc    COM               209115104      342       5850  SH            Sole                 5850
CSG Systems Intl Inc       COM               126349109     1364      90080  SH            Sole                57530           32550
CSX Corp                   COM               126408103     1751   81349.74  SH            Sole             81349.74
Devon Energy Corp          COM               25179m103     1246   17515.63  SH            Sole             17515.63
DST Systems Inc            COM               233326107     3986      73510  SH            Sole                46910           26600
Du Pont E I De
  Nemours & Co             COM               263534109      358       6760  SH            Sole                 6760
Entegris Inc               COM               29362u104     2335     250000  SH            Sole               250000
Equal Energy Ltd           COM               29390q109     1532     410831  SH            Sole               277301          133530
Exelis Inc                 COM               30162a108     2325     185730  SH            Sole               118580           67150
Fluor Corp                 COM               343412102     1674   27874.16  SH            Sole             27874.16
Freeport-McMoran Copper
  & Gold                   COM               35671d857      612   16099.48  SH            Sole             16099.48
Furiex Pharmaceuticals
  Inc                      COM               36106p101     2127      90000  SH            Sole                90000
Goodrich Corp              COM               382388106     1692   13484.78  SH            Sole             13484.78
Hartford Financial
  Services Gr              COM               416515104     3530     167480  SH            Sole               106930           60550
Hawaiian Telcom Holdco
  Inc                      COM               420031106     2531     146828  SH            Sole                98028           48800
InterDigital Inc           COM               45867g101     1103    31627.2  SH            Sole              31627.2
International Business
  Machine                  COM               459200101     2328   11156.99  SH            Sole             11156.99
Kimberly Clark Corp        COM               494368103      289       3910  SH            Sole                 3910
McDermott Intl Inc         COM               580037109     2773     216510  SH            Sole               138110           78400
MeadWestvaco Corp          COM               583334107     3915     123940  SH            Sole                82640           41300
Merck & Co Inc             COM               58933y105      371       9660  SH            Sole                 9660
Morgan Stanley             COM               617446448     1830   93153.49  SH            Sole             93153.49
Myriad Genetics Inc        COM               62855j104      600      25380  SH            Sole                16180            9200
Nordion Inc                COM               65563c105     4457     458540  SH            Sole               327090          131450
Northwest Bancshares
  Inc MD                   COM               667340103     3395     267290  SH            Sole               179290           88000
Nuance Communications Inc  COM               67020y100     2162      84500  SH            Sole                84500
Oritani Financial Corp     COM               68633d103     1531     104267  SH            Sole                66567           37700
PDL Biopharma Inc          COM               69329y104      246      38740  SH            Sole                38740
Pendrell Corp              COM               70686r104      809     309860  SH            Sole               309860
Pengrowth Energy Corp      COM               70706p104      223      23700  SH            Sole                23700
Penney J C Inc             COM               708160106     3305      93280  SH            Sole                61880           31400
Pfizer Inc                 COM               717081103      426      18830  SH            Sole                18830
Philip Morris Intl Inc     COM               718172109      491       5540  SH            Sole                 5540
Plains All American
  Pipeline L               UNIT LTD PARTN    726503105      260       3320  SH            Sole                 3320
Regis Corp Minn            COM               758932107     3096     168010  SH            Sole               106710           61300
Reinsurance Group
  America Inc              COM               759351604     4347      73100  SH            Sole                48200           24900
Rockwell Automation Inc    COM               773903109      828   10388.43  SH            Sole             10388.43
Royal Dutch Shell PLC      Sp ADR A          780259206      358       5110  SH            Sole                 5110
San Juan Basin Royalty     COM               798241105      207      10680  SH            Sole                10680
Shaw Group Inc             COM               820280105     3674     115870  SH            Sole                73920           41950
Stanley Black & Decker
  Inc Cor                  COM               854502309      366       3010  SH            Sole                 3010
Steinway Musical
  Instruments I            COM               858495104      538      21537  SH            Sole                13997            7540
STMicroelectronics NV      NY Regis          861012102      311      37990  SH            Sole                37990
Sunoco Inc                 COM               86764p109     3198      83840  SH            Sole                53240           30600
Telephone & Data
  Systems Inc              COM               879433829     3382     146110  SH            Sole                93210           52900
Transocean Ltd Reg         COM               h8817h100      225       4110  SH            Sole                 4110
United Bankshares Inc
  West VA                  COM               909907107      252       8740  SH            Sole                 8740
Universal American Corp    COM               91338e101     2102     194983  SH            Sole               124463           70520
Vanguard Devmkt Index Adm  Index             921937678     1185      43520  SH            Sole                43520
Vanguard Intl Equity
  Index Fun                Index             922042841     1309   36259.05  SH            Sole             36259.05
Vanguard Pacific Stock
  Index A                  Index             922042700     1214   18490.15  SH            Sole             18490.15
VCA Antech Inc             COM               918194101     3433     147930  SH            Sole                97130           50800
Viewpoint Financial
  Group Inc                COM               92672a101     1475      95921  SH            Sole                61266           34655
Visteon Corp               COM               92839u206     3924      74040  SH            Sole                49340           24700
Vodafone Group PLC         New Sp ADR        92857w209      419      15150  SH            Sole                15150
Waste Management Inc       COM               94106l109      377      10790  SH            Sole                10790
Willis Group Holdings
  Public L                 COM               g96666105     2491      71220  SH            Sole                45520           25700
Windstream Corp            COM               97381w104      193      16500  SH            Sole                16500
World Wrestling
  Entertainment            COM               98156q108     2666     300580  SH            Sole               204280           96300
Yamana Gold Inc            COM               98462y100     1264   80917.03  SH            Sole             80917.03